Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Income Taxes [Line Items]
Total unrecognized tax benefit	₨ 648.3	$ 9.8	₨ 648.3	$ 9.8	₨ 648.3
The total unrecognized tax benefits, if recognized, that would reduce the tax provisions and thereby affect the effective tax rate	₨ 648.3